PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES CARRYING AMOUNT BY CURRENCY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	¥ 348,907	$ 50,747		¥ 308,724	¥ 314,251
RMB
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	348,491				314,184
HKD
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	¥ 416				¥ 67

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .